Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders Equity
Stockholders' Equity

Note 11 – Stockholders’ Equity

Amended Articles of Incorporation

Effective on March 17, 2025, the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,000 shares are preferred stock.

Preferred Shares

Shares Outstanding

The Company is authorized to issue up to 30,000,000 shares of Preferred Stock, par value $0.0001 per share.

Series A Preferred Stock

The Company originally designated 10,000,000 shares of its Preferred Stock as Series A Convertible Preferred Stock. On March 17, 2025, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges.

Dividends. Holders of shares of Series A Preferred Stock are not entitled to receive dividends.

Voting Rights. Each share of Series A Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote of the holders of Common Stock, voting together with the holders of Common Stock as a single class. Holders of shares of Series A Preferred Stock do not have cumulative voting rights. This means a holder of a single share of Series A Preferred Stock cannot cast more than one vote for each position to be filled on the Board of Directors.

Other Rights. Shares of Series A Preferred Stock are not entitled to a liquidation preference. The holders of the Series A Preferred Stock may not be redeemed without the consent of the holders of the Series A Preferred Stock. The holder of the Series A Preferred Stock are not entitled to pre-emptive rights or subscription rights.

As of September 30, 2025 and December 31, 2024, there were 1,666,667 shares of Series A Preferred stock issued and outstanding.

Series C Convertible Preferred Stock

The Company has designated 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock with the following rights and privileges.

Dividends. Holders of shares of Series C Convertible Preferred Stock are not entitled to receive dividends.

Voting Rights. The holders of the Series C Convertible Preferred Stock are not entitled to vote.

Conversion Rights. Each share of Series C Convertible Preferred Stock outstanding as such time shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into 3.3333 shares of the Common Stock of the Company (the “Conversion Ratio”). Such Conversion Ratio, and the rate at which shares of Series C Convertible Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

Other Rights. The holders of the Series C Convertible Preferred Stock are not entitled to a liquidation preference. The holders of the Series C Convertible Preferred Stock may not be redeemed without the consent of the holders of the Series C Convertible Preferred Stock. The holder of the Series C Convertible Preferred Stock are not entitled to pre-emptive rights or subscription rights.

In September 2025, the Company entered into Securities Purchase Agreements  with certain investors for the issuance and sale (the “PIPE Offering”) of (i) 420,943 shares of its Series C Convertible Preferred Stock for an aggregate purchase price of approximately $5.4 million, net of proceeds and (ii) warrants (the “PIPE Warrants”) to purchase up to 701,563 shares of Common Stock at an offering price of $15.00 per share of Series C Preferred Stock and accompanying PIPE Warrant. The PIPE Warrants are exercisable immediately upon issuance at an exercise price of $6.00 per share and will expire five years from the date of issuance.

In addition, during the nine months ended September 30, 2025, the Company issued 355,257 shares of Series C Preferred Stock as follows:

•	27,500 shares for purchase subscriptions of $260,000, at prices of $4.00 or $6.00 per share
•	241,507 shares for services, valued at $4,959,042 at market price on issuance dates.
•	86,250 shares for compensation, valued at $1,638,629 at market price on issuance dates.

During the nine months ended September 2025, the holders of the Series C Convertible Preferred Stock converted 3,014,469 shares of the Company’s Series C Convertible Preferred Stock into 10,048,252 shares of the Company’s common stock.

As of September 30, 2025 and December 31, 2024, there were 763,700 and 3,001,969 shares of the Company’s Series C Convertible Preferred Stock issued and outstanding, respectively.

Common Stock

The holders of shares of our Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders. The holders of Common Stock are entitled to equal dividends and distributions, with respect to the Common Stock when, as, and if declared by the Board of Directors from funds legally available for such dividends. No holder of Common Stock has any preemptive right to subscribe for any of our stock nor are any shares subject to redemption. Upon our liquidation, dissolution, or winding up, and after payment of creditors and any amounts payable to senior securities, the assets will be divided pro rata on a share-for-share basis among the holders of the shares of Common Stock.

No holder of shares of Common Stock of the Company shall be entitled as of right to purchase or subscribe for any part of any unissued stock of the Company or of any new or additional authorized stock of the Company of any class whatsoever, or any issue of securities of the Company convertible into stock, whether such stock or securities be issued for money or consideration other than money or by way of dividend, but any such unissued stock or such new or additional authorized stock or such securities convertible into stock may be issued and disposed of to such persons, firms, corporations and associations, and upon such terms as may be deemed advisable by the Board of Directors without offering to stockholders then of record or any class of stockholders any thereof upon the same terms or upon any terms.

During the nine months ended September 30, 2025, the Company issued 11,562,648 shares of common stock as follows:

•	10,048,252 shares for conversion of Series C Preferred Stock.
•	1,326,370 shares for conversion of debt of $10,728,756.
•	37,667 shares for services, valued at $234,640.
•	150,000 shares for management compensation.
•	359 shares for reverse stock split adjustment.

As of September 30, 2025 and December 31, 2024, there were 17,702,912 and 6,140,264 shares of the Company’s common stock issued, respectively.

Restricted stock award

On June 27, 2025 (the “Effective Date”), the Company entered into the employment agreement with our Chief Operating Officer (“COO”), commencing on July 21, 2025. Under this agreement, the Company issued 150,000 restricted shares of the Common Stock as stock bonus. Shares shall vest one-fourth each anniversary of the Effective Date.

The grant date fair value of shares is $1,799,970. During the three and nine months ended September 30, 2025, the Company recorded compensation expense of $112,498. As of September 30, 2025, unrecognized compensation cost for unvested equity awards was $1,687,472.

On September 22, 2025, the Company entered into the employment agreement with our new Chief Executive Officer (“CEO”), commencing on October 1, 2025 (the “Effective Date”). Under this agreement, the Company issued 90,000 restricted shares of the Common Stock as stock bonus. Shares shall vest one-fourth on first anniversary of the Effective Date and the remaining three-fourths on monthly basis over the following 36 months.

The grant date fair value of shares is $509,400. As of September 30, 2025, unrecognized compensation cost for unvested equity awards was $509,400.

Management stock compensation (PSU)

During 2025, the Company entered into employment and consulting agreements with our CEO, COO and Consultant. The stock compensation based on market capitalization condition is as follows:

Market capitalization for 30 consecutive days	Consulting agreement CEO resigned on October 1, 2025 (Shares)	Consulting agreement Director (Shares)	Employment agreement COO (Shares)
$120,000,000	70,000 series C preferred stock	70,000 series C preferred stock	-
$150,000,000	70,000 series C preferred stock	70,000 series C preferred stock	37,500 common stock
$200,000,000	70,000 series C preferred stock	70,000 series C preferred stock	37,500 common stock
$250,000,000	70,000 series C preferred stock	70,000 series C preferred stock	37,500 common stock
$300,000,000	-	-	37,500 common stock

Fair value ($)	$1,932,000	$3,165,000	$1,740,000

The Company used the Monte Carlo model to calculate the fair value of compensation and estimated a total of the grant date fair value of $6,837,000. The Company records compensation expense over the term of a derived service period unless the condition is satisfied at an earlier date. During the three and nine months ended September 30, 2025, the Company recorded compensation expense of $1,579,965 and $2,347,634, respectively. As of September 30, 2025, unrecognized compensation cost for unvested equity awards was $4,489,366, which is expected to be recognized over a remaining weighted-average period of 0.41 years.

For the nine months ended September 30, 2025, the estimated fair values of the compensation measured used the following significant assumptions:

2025
Derived service period	0.51 – 0.78 year
Risk-free interest rate	3.65 - 3.97%
Stock price at valuation date	$5.89 - 12.00
Expected average volatility	108.5 - 151.0%
First Capitalization Thresholder per share price	$6.85 - 14.28
Second Capitalization Thresholder per share price	$8.56 - 19.02
Third Capitalization Thresholder per share price	$11.42 - 23.82
Fourth Capitalization Thresholder per share price	$14.27 - 28.56

Warrants

The Company issued a total of 701,562 warrants for a period of five years at an exercise price per share of $6.00 in connection with Series C Preferred Stock under PIPE for the nine months ended September 30, 2025. The Company recorded the warrants value of $2,090,674 to additional paid-in capital. In addition, the Company issued 105,233 placement agent warrants for a period of five years at an exercise price per share of $5.40.  The Company recorded the warrants value of $613,992 to additional paid-in capital as offering expenses.

The Company issued a total of 848,963 warrants for a period of five years at an exercise price per share of $3.00 in connection with convertible notes for the nine months ended September 30, 2025. The Company recorded the warrants value of $710,845 to additional paid-in capital.

The Company issued 666,668 warrants (“Univest Warrants”) for a period of five years at an exercise price per share of $0.06 for consulting services, for the nine months ended September 30, 2025. Each 166,667 warrants are exercisable on September 7, 2025, March 7, 2026, September 7, 2026 and March 7, 2027. The Company recorded a financing expense of $6,167,334 to additional paid-in capital.

The Company issued a total of 111,898 warrants (“Univest Warrants”) at an exercise price per share of $2.64 for financing expense of convertible notes issued in 2025 and 2024. Warrants are exercisable on September 7, 2025, and are for a period of five years following the initial exercise date. The Company recorded the warrants of $827,991 to additional paid-in capital.

The Company and Univest Securities, LLC have agreed that the Univest Warrants to purchase up to 778,566 shares of common stock, would be terminated in full and rendered null and void, and all past, current, or future obligations under the Univest Warrants shall be extinguished, and there shall be no surviving right, title or interest in or to the Univest Warrants or any shares purchasable thereunder.

The Company issued a total of 270,010 warrants for a period of five years at an exercise price per share of $3.00 in connection with convertible notes for the year ended December 31, 2024. The Company recorded the warrants value of $1,654,178 to additional paid-in capital.

We evaluate all warrants issued to determine the appropriate classification under ASC 480 and ASC 815. In addition to determining classification, we evaluate these instruments to determine if such instruments meet the definition of a derivative. The classification of all outstanding warrants, including whether such instruments should be recorded as equity, is evaluated at the end of each reporting period.

The warrants were deemed to be equity instruments and were valued using a Black Scholes valuation model. The use of this valuation model requires the input of highly subjective assumptions. Any change to these inputs could produce significantly higher or lower fair value measurements.

The Company utilized the following assumptions:

September 30,
2025
Expected term	5.00 years
Expected average volatility	49.0% - 228%
Risk-free interest rate	3.82% - 4.29%
Expected dividend yield	-

A summary of activity of the warrants during the nine months ended September 30, 2025 as follows:

	Warrants Outstanding		Weighted Average
		Weighted	Remaining
	Shares	Average Exercise Price	Contractual life (in years)

Outstanding, December 31, 2024	270,010	$0.50	4.61
Granted	2,434,324	3.15	5.03
Exercised	-	-	-
Canceled	(778,566)	0.43	4.65
Outstanding, September 30, 2025	1,925,768	$4.22	4.57

Exercisable, September 30, 2025	1,925,768	$4.22	4.57

The intrinsic value of the warrants as of September 30, 2025 is $3,285,396.

Note 12 – Stockholders’ Equity

Amended Articles of Incorporation

Effective on March 17, 2025, the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,0000 shares are preferred stock.

Reverse stock split

The reverse stock split at a 1-for-6 ratio was effective on August 27, 2025 (see Note 1).

Preferred Shares

Shares Outstanding

The Company is authorized to issue up to 30,000,000 shares of Preferred Stock, par value $0.0001 per share.

Series A Preferred Stock

The Company originally designated 10,000,000 shares of its Preferred Stock as Series A Convertible Preferred Stock. On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges.

Dividends. Holders of shares of Series A Preferred Stock are not entitled to receive dividends.

Voting Rights. Each share of Series A Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote of stockholders. Holders of shares of Series A Preferred Stock do not have cumulative voting rights. This means a holder of a single share of Series A Preferred Stock cannot cast more than one vote for each position to be filled on the Board.

Other Rights. Shares of Series A Preferred Stock are not entitled to a liquidation preference. The holders of the Series A Preferred Stock may not be redeemed without the consent of the holders of the Series A Preferred Stock. The holder of the Series A Preferred Stock are not entitled to pre-emptive rights or subscription rights.

The Company will not, by amendment of its Charter or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities, or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed hereunder by the Company, but will at all times in good faith assist in the carrying out of all the provisions of its Charter and in the taking of all such action as may be necessary or appropriate to protect the rights of the holders of the Series A Preferred Stock against impairment.

So long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent as provided by the Wyoming Business Corporations Act) of the holders of at least a majority of the then outstanding shares of Series A Preferred Stock: (a) alter or change the rights, preferences or privileges of the Series A Preferred Stock; (b) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series A Preferred Stock; (c) increase the authorized number of shares of Series A Preferred Stock; or (d) authorize or issue any shares of senior securities.

Fully Paid. The issued and outstanding shares of Series A Preferred Stock are fully paid and non-assessable. This means the full purchase price for the outstanding shares of Series A Preferred Stock has been paid and the holders of such shares will not be assessed any additional amounts for such shares.

As of December 31, 2024 and 2023, there were 1,666,667 shares of Series A Preferred stock issued and outstanding.

Series C Convertible Preferred Stock

The Company originally designated 5,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock. On March 17, 2025, the Company amended and restated its Series C Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock, par value $0.0001, with the following rights and privileges.

Dividends. Holders of shares of Series C Convertible Preferred Stock are not entitled to receive dividends.

Voting Rights. The holders of the Series C Convertible Preferred Stock are not entitled to vote.

Conversion Rights. Each share of Series C Convertible Preferred Stock outstanding as such time shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into 3.3333 shares of the Common Stock of the Company (the “Conversion Ratio”). Such Conversion Ratio, and the rate at which shares of Series C Convertible Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

If at any time or from time to time there shall be (i) a merger or consolidation of the Company with or into another corporation, (ii) the sale of all or substantially all of the Company’s capital stock or assets to any other person, (iii) any other form of business combination or reorganization in which the Company shall not be the continuing or surviving entity of such business combination or reorganization, or (iv) any transaction or series of transactions by the Company in which more than 50 percent (50%) of the Company’s voting power is transferred (each a “Reorganization”) then as a part of such Reorganization, the provision shall be made so that the holders of the Series C Convertible Preferred Stock shall thereafter be entitled to receive the same kind and amount of stock or other securities or property (including cash) of the Company, or the successor corporation resulting from such Reorganization.

Other Rights. The holders of the Series C Convertible Preferred Stock are not entitled to a liquidation preference. The holders of the Series C Convertible Preferred Stock may not be redeemed without the consent of the holders of the Series C Convertible Preferred Stock. The holder of the Series C Convertible Preferred Stock is not entitled to pre-emptive rights or subscription rights.

The Company will not, by amendment of its Charter or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities, or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed hereunder by the Company, but will at all times in good faith assist in the carrying out of all the provisions of its Charter and in the taking of all such action as may be necessary or appropriate to protect the rights of the holders of the Series C Convertible Preferred Stock against impairment.

So long as any shares of Series C Convertible Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent as provided by the Wyoming Business Corporations Act) of the holders of at least a majority of the then outstanding shares of Series C Convertible Preferred Stock: (a) alter or change the rights, preferences or privileges of the Series C Convertible Preferred Stock; (b) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series C Convertible Preferred Stock; (c) increase the authorized number of shares of Series C Convertible Preferred Stock; or (d) authorize or issue any shares of senior securities.

Fully Paid. The issued and outstanding shares of Series C Convertible Preferred Stock are fully paid and non-assessable. This means the full purchase price for the outstanding shares of Series C Convertible Preferred Stock has been paid and the holders of such shares will not be assessed any additional amounts for such shares.

During the year ended December 31, 2024, the Company issued 728,470 shares of Series C Preferred Stock as follow;

•	183,332 shares issued for stock payable of $500,000.
•	421,805 shares for purchase subscriptions of $1,845,000, at prices of $4.00 to $6.00 per share.
•	123,333 issued for services, valued at $1,196,000 at market price on issuance dates.

During the year ended December 31, 2023, the Company issued 1,473,499 shares of Series C Preferred Stock as follows:

•

During the year ended December 31, 2023, the Company issued 273,499 shares of Convertible Series C Preferred Stock in connection with subscription agreements signed with investors at prices of $2.40 and $4.00 per share for total amount of $907,600.

•

During the year ended December 31, 2023, the Company issued 1,200,000 shares of Convertible Series C Preferred Stock to a related party for consulting services rendered to the Company from October 2021 through July 2023. The Company valued the 1,200,000 shares of Convertible Preferred Stock, as if converted to 24,000,000 shares of common stock, using the quoted stock price of the Company’s common stock at approval date (November 1, 2022), resulting in a value of $8,640,000.

On April 5, 2023, the holder of the Convertible Series C Preferred Stock converted 150,000 shares of the Company’s Convertible Series C Preferred Stock into 3,000,000 shares of the Company’s common shares.

As of December 31, 2024 and 2023, there were 3,001,969 and 2,273,499 shares of the Company’s Series C Convertible Preferred Stock issued and outstanding, respectively.

Subscription Received

During the year ended December 31, 2023, the Company received $500,000 for subscriptions of 183,332 shares of Series C Convertible Preferred Stock. As of December 31, 2023, 183,332 shares were not issued and are recorded as preferred stock to be issued with value of $500,000 in equity. During the year ended December 31, 2024, the Company issued the 183,332 shares of Series C Convertible Preferred Stock.

Common Stock

The Company has authorized 1,000,000,000 shares of common stock with a par value of $0.0001. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year ended December 31, 2024, the Company issued 716,033 shares of Common Stock and cancelled 10,833,333 shares as follow:

•	208,333 shares issued for compensation, valued at $1,074,750 at market price on issuance date.
•	166,667 shares issued for services, valued at $787,249 at market price on issuance date.
•	257,699 shares for conversion and settlement of debt of $1,112,355 at market price on issuance date.
•	83,334 shares issued for common stock to be issued from fiscal year ended 2023 – to two directors of the Company.
•	10,833,334 shares were cancelled by the Company's President, valued $6,500 at par value.

During the year ended December 31, 2023, the Company issued 600,000 shares of common stock as follows:

•	100,000 shares issued for services valued at $146,850.
•	500,000 shares issued for conversion of 150,000 shares of Series C Preferred Stock

As of December 31, 2024 and 2023, there were 6,140,264 and 16,257,565 shares of the Company’s common stock issued and outstanding, respectively.

Restricted Stock Awards

On June 13, 2022, the Company issued 11,666,667 Restricted Stock Awards (“RSAs”) to a member of the board of directors and President of the Company. Set out below is a summary of the changes in the Restricted Shares during the year ended December 31, 2024 and 2023:

	Restricted Stock Award	Weighted -Average Grant Price
Balance, December 31, 2022	11,666,667	$0.03
Granted	-	-
Vested	-	-
Forfeited	-	-
Balance, December 31, 2023	11,666,667	$0.03
Granted	-	-
Vested	-	-
Cancelled	(10,833,334)	0.03
Balance, December 31, 2024	833,333	$0.03

As of December 31, 2023, 11,666,667 shares issued to a member of the board of directors and President of the Company are restricted (the “Restricted Stock Award”) and shall be released only upon the Company achieving gross revenue in each of the calendar years ended December 31, 2023, 2024, 2025 and 2026, of not less than $100,000,000. The holder of the Restricted stock shall be entitled to vote but is not entitled to dividends or disposal. During the year ended December 31, 2024, 10,833,334 shares were cancelled.

Common Stock to be Issued

On November 1, 2022, the Company’s Board of Directors approved the issuance of 41,667 shares of common stock to each of the two independent directors for their board services in support of the Company. The Company valued the 83,334 shares of common stock at the market value of the Company’s common stock at approval date for the amount of $180,000. During the year ended December 31, 2024, the Company issued 83,334 shares of common stock and settled common stock to be issued of $180,000.

On April 22, 2024, the Company entered into an advisory and consulting agreement for a period of twelve (12) months with share compensation of 41,667 shares of common stock upon signing the agreement. The Company valued the 41,667 shares based on market value at signing of the agreement, in the amount of $200,000 and recorded as common stock to be issued as a component of stockholders’ equity. On July 1, 2024, the Company terminated the agreement due to a lack of service performance by a contractor and 41,667 shares to be issued were cancelled.

As of December 31, 2024 and 2023, 0 and 83,334 shares were not yet issued and are recorded as common stock to be issued of $0 and $180,000 in equity, respectively.

Warrants

The Company issued a total of 270,010 warrants for a period of five years at an exercise price per share of $3.00 in connection with convertible notes for the year ended December 31, 2024. The Company recorded the warrants of $546,863 to additional paid in capital.

We evaluate all warrants issued to determine the appropriate classification under ASC 480 and ASC 815. In addition to determining classification, we evaluate these instruments to determine if such instruments meet the definition of a derivative. The classification of all outstanding warrants, including whether such instruments should be recorded as equity, is evaluated at the end of each reporting period.

The warrants are valued using a Black Scholes valuation model. The use of this valuation model requires the input of highly subjective assumptions. Any change to these inputs could produce significantly higher or lower fair value measurements.

The Company utilized the following assumptions:

2024
Expected term	5.00 years
Expected average volatility	239-251%
Expected dividend yield	-
Risk-free interest rate	3.79–4.30%

A summary of activity of the warrants during the year ended December 31, 2024 as follows:

Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Shares	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2023	-	$-	-
Granted	270,010	3.00	5.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	270,010	$3.00	4.61

The intrinsic value of the warrants as of December 31, 2024 is $372,276.